INVESTMENTS IN OPERATING PARTNERSHIPS - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships
Write Off Of Capital Contribution Payable		$ 100
Series Thirty [Member]
Investments In Operating Limited Partnerships
Write Off Of Capital Contribution Payable		65,176
Series Thirty One [Member]
Investments In Operating Limited Partnerships
Write Off Of Capital Contribution Payable		41,294
Series Thirty Two [Member]
Investments In Operating Limited Partnerships
Write Off Of Capital Contribution Payable	$ 1,229
Series Forty [Member]
Investments In Operating Limited Partnerships
Write Off Of Capital Contribution Payable	102
Series Forty Three [Member]
Investments In Operating Limited Partnerships
Write Off Of Capital Contribution Payable		$ 26,082
Series Forty Five [Member]
Investments In Operating Limited Partnerships
Write Off Of Capital Contribution Payable	$ 16,724